Segment Reporting	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Reporting
Note 7 - Segment Reporting

A.	Information on sales by geographic distribution:

Sales are attributed to geographic distribution based on the location of the ultimate customer:

	Six-month period ended June 30,
	2026	2025
	US$ thousands

USA	35,164	21,334
North America - other	-	141
Israel	1,717	1,470
Switzerland	1,543	3,624
Europe	2,093	1,061
Asia-Pacific	2,387	1,774

	42,904	29,404

B.	Sales to single ultimate customers exceeding 10% of sales (US$ thousands):
	Six-month period ended June 30,
	2026	2025
	US$ thousands

Customer "A"	7,034	1,550
Customer "B"	4,759	4,972
Customer "C"	1,493	3,624

C.	Segment information:

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”). The Company has one operating segment.

The Company’s operations are managed and reported to its Chief Executive Officer (“CEO”), the Company’s chief operating decision maker ("CODM").

The CODM uses operating and net income or loss to allocate resources during the Company’s annual planning process and throughout the year, as well as to assess the performance of the Company’s operations. Operating income serves as a key financial metric used by the CODM to evaluate operating results and support strategic and operational decision making.

The following table provides the significant expense (income) categories and amounts align with the segment-level information that is regularly provided to the CODM:

	Six-month period ended June 30,
	2026	2025
	US$ thousands

Sales	42,904	29,404
Raw material and subcontracted manufacturing costs	(26,114)	(17,141)
Write-down of obsolete inventory	(2,710)	(2,460)
Payroll & related expenses	(12,894)	(10,743)
Share-based compensation expenses	(1,805)	(1,689)
Subcontractor work	(1,204)	(1,768)
Depreciation costs	(616)	(656)
Rent	(1,124)	(1,019)
Other segment items *	(1,103)	(98)
Amortization expense	(135)	(201)
Operating loss	(4,801)	(6,371)
Financial income, net	558	826
Income taxes	(211)	(598)
Segment net loss	(4,454)	(6,143)

*	Other segment items included in Segment net loss includes professional services, consulting and other outside services expenses, travel expenses, insurance, facilities, and other overhead items.